COMMITMENTS AND CONTINGENT LIABILITIES (Details) (Terra Stabile Rental Agreements [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Terra Stabile Rental Agreements [Member]
December 31, 2013	$ 434
December 31, 2014	440
December 31, 2015	447
December 31, 2016	454
December 31, 2017	460
Thereafter	1,910
Operating leases future minimum payments due	$ 4,145